8 DERIVATIVE LIABILITY: Schedule of Derivative Liability (Details)	36 Months Ended
Dec. 31, 2018 USD ($)
Details
Financing Warrants Balance at start of period	$ 55,000
Value of exercised warrants	(23,166)
Financing Warrants Balance at end of period	$ 0